Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary Of Earnings Per Share
(1)
Basic EPS is calculated by dividing net income attributable to common shareholders by weighted-average number of common shares outstanding (Unit: Korean Won in millions, except for EPS and number of shares):

	For the years ended December 31
	2021	2022	2023
Net income attributable to shareholders	2,542,844	3,186,772	2,506,296
Dividends to hybrid securities	(66,250)	(91,756)	(131,148)
Net income attributable to common shareholders	2,476,594	3,095,016	2,375,148
Weighted average number of common shares outstanding (Unit: million shares)	724	728	735
Basic EPS (Unit: Korean Won)	3,419	4,251	3,230

Schedule Of Weighted Average Number Of Shares
(2)	The weighted average number of common shares outstanding is as follows (Unit: number of shares, days):

	For the year ended December 31, 2022
	Number of shares	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	728,060,549	265,742,100,385
Treasury stocks	(343,991)	(125,556,715)

Sub-total (①)		265,616,543,670

Weighted average number of common shares outstanding (②=(①/365))		727,716,558

	For the year ended December 31, 2023
	Number of shares	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	728,060,549	265,742,100,385
Treasury stocks	(343,991)	(125,556,715)
Acquisition and retirement of treasury stock etc.	(13,500,691)	(2,104,222,930)
Acquisition of treasury stock (odd-lot stock at comprehensive share exchange)	(51,621)	(6,504,246)
Disposal of treasury stock	1,883,007	171,193,865
Issuance of new shares (comprehensive share exchange)	32,474,711	4,741,307,806

Sub-total (①)		268,418,318,165

Weighted average number of common shares outstanding (②=(①/365))		735,392,653